Crypto Assets	12 Months Ended
Dec. 31, 2023
Crypto Assets Abstract
Crypto assets

5. Crypto assets

The Company adopted ASU 2023-08 effective January 1, 2023, which requires our Bitcoin to be valued at fair value each reporting period with changes in fair value recorded in net income. The Company’s crypto assets are within the scope of ASU 2023-08 and the transition guidance requires a cumulative-effect adjustment as of the beginning of the current fiscal year for any difference between the carrying amount of the Company’s crypto assets and fair value.

The following table presents the Company’s significant crypto asset holdings as of December 31, 2023:

(in thousands, expect number and per bitcoin)

Bitcoin holdings	31-Dec-23	31-Dec-22
Number of bitcoin held	66	3
Carrying basis - per bitcoin	$30,346	$37,169
Fair value - per bitcoin	$42,450	$16,570
Carrying basis of bitcoin	$2,002	$113
Fair value of bitcoin	$2,800	$51

Others crypto assets holding	31-Dec-23	31-Dec-22
Number of other crypto assets held	15,108	—
Carrying basis of other crypto assets	$376	$—
Fair value of other crypto assets	$364	$—

USDT holdings	31-Dec-23	31-Dec-22
Number of USDT held	3,545,562	4,599,498
Carrying basis - USDT	1	1
Fair value - per USDT	1	1
Carrying basis of USDT	3,546	4,599
Fair value of USDT	3,546	4,599

The following tables present a summary of the impacts of the adoption of ASU 2023-08, effective January 1, 2023, on the Company’s interim Condensed Consolidated Statements of Operations provided during the year ended December 31, 2023.

(in thousands)

	BTC	USDT	Others
Crypto assets, on December 31, 2022	$51	$4,599	$0
Cumulative effect of the adoption of ASU 2023-08	79
Beginning Balance: Crypto assets, on January 1, 2023	130	4,599	0
Addition of crypto assets	2,083	7,392	376
Disposition of crypto assets	(252)	-8,487
Realized gain (loss) on crypto assets	42	41
Unrealized gain (loss) on crypto assets	797		-12
Crypto assets on December 31, 2023	$2,800	$3,545	364